Related Party Transactions	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

On August 21, 2020, the Sponsor paid $25,000 to the Company in consideration for 7,187,500 Class B ordinary shares (the “Founder Shares”). In September 2020, the Sponsor transferred 40,000 Founder Shares to each of the Company’s directors (120,000 shares in total). On October 22, 2020, the Sponsor effected a surrender of 1,437,500 Founder Shares to the Company for no consideration, resulting in 5,750,000 Founder Shares outstanding. The Sponsor transferred all of the Founder Shares owned by the Sponsor to SV Acquisition Sponsor Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Sponsor (“Holdco”), prior to the closing of the Initial Public Offering. The Founder Shares included an aggregate of up to 750,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 750,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Support Agreement

Commencing on November 23, 2020, the Company entered into an agreement to pay an affiliate of the Sponsor up to $10,000 per month for office space, secretarial and administrative services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. As of December 31, 2020, no fees have been incurred related to the agreement.

Promissory Note — Related Party

On August 21, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The Company borrowed $124,826 through the IPO date and repaid the Note prior to December 31, 2020.

Related Party Loans

Loans from the Sponsor, members of Spring Valley’s founding team or any of their affiliates to finance transaction costs in connection with the Transactions (“Working Capital Loans”) are not permitted under the terms of the Merger Agreement (attached hereto as Annex A); provided, however, if (i) the Closing has not yet occurred on each of May 15, 2022 and August 15, 2022 and (ii) the Sponsor reasonably believes in good faith that Spring Valley has a need for additional working capital to fund its operations, then the Sponsor will have the right, but not the obligation, to purchase up to 250,000 Spring Valley Warrants, at the price of $1.00 per Spring Valley Warrant, on or after each of May 15, 2022 and August 15, 2022. Any such purchase may be made in one or more increments and may be made solely as and when needed to fund the working capital needs of the Sponsor. After the Closing, the Spring Valley Warrants will become exercisable for NuScale Corp Class A Common Stock. As of December 31, 2020, there were no Working Capital Loans outstanding.

Note 6 - Related Party Transactions

Founder Shares

On August 21, 2020, the Sponsor paid $25,000 to the Company in consideration for 7,187,500 Class B ordinary shares (the “Founder Shares”). In September 2020, the Sponsor transferred 40,000 Founder Shares to each of the Company’s directors (120,000 shares in total). On October 22, 2020, the Sponsor effected a surrender of 1,437,500 Founder Shares to the Company for no consideration, resulting in 5,750,000 Founder Shares outstanding. The Sponsor transferred all of the Founder Shares owned by the Sponsor to SV Acquisition Sponsor Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Sponsor (“Holdco”), prior to the closing of the Initial Public Offering. The Founder Shares included an aggregate of up to 750,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 750,000 Founder Shares are no longer subject to forfeiture. On February 24, 2021, the Company paid $25,000 as reimbursement for the original share purchase.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Support Agreement

Commencing on November 23, 2020, the Company entered into an agreement to pay an affiliate of the Sponsor up to $10,000 per month for office space, secretarial and administrative services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, $30,000 and $90,000 has been expensed related to the agreement.

Promissory Note — Related Party

On August 21, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. As of September 30, 2021 and December 31, 2020, there is no outstanding amounts under the Promissory Note, and no further borrowings are permitted.

Related Party Loans

Loans from the Sponsor, members of Spring Valley’s founding team or any of their affiliates to finance transaction costs in connection with the Transactions (“Working Capital Loans”) are not permitted under the terms of the Merger Agreement (attached hereto as Annex A); provided, however, if (i) the Closing has not yet occurred on each of May 15, 2022 and August 15, 2022 and (ii) the Sponsor reasonably believes in good faith that Spring Valley has a need for additional working capital to fund its operations, then the Sponsor will have the right, but not the obligation, to purchase up to 250,000 Spring Valley Warrants, at the price of $1.00 per Spring Valley Warrant, on or after each of May 15, 2022 and August 15, 2022. Any such purchase may be made in one or more increments and may be made solely as and when needed to fund the working capital needs of the Sponsor. After the Closing, the Spring Valley Warrants will become exercisable for NuScale Corp Class A Common Stock. As of September 30, 2021 and December 31, 2020, there were no Working Capital Loans outstanding.